Stock-based Compensation - Summary of Company's Overall Restricted Shares (Detail) - $ / shares		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2022
Restricted Shares [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		8,889,155
Granted, Number of Shares	518,706
Forfeited, Number of Shares		(114,305)
Vested, Number of Shares		(5,357,366)
Ending Balance, Number of Shares		3,417,484
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 8.44
Forfeited, Weighted Average Grant Date Fair Value per Share		7.78
Vested, Weighted Average Grant Date Fair Value per Share		9.13
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 7.39
Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		0
Granted, Number of Shares		3,364,333
Forfeited, Number of Shares		(436,170)
Vested, Number of Shares		(209,027)
Ending Balance, Number of Shares		2,719,136
Granted, Weighted Average Grant Date Fair Value per Share		$ 4.08
Forfeited, Weighted Average Grant Date Fair Value per Share		4.26
Vested, Weighted Average Grant Date Fair Value per Share		3.23
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 4.12
Cash settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		0
Granted, Number of Shares		17,819
Ending Balance, Number of Shares		17,819
Granted, Weighted Average Grant Date Fair Value per Share		$ 4.27
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 4.27
Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		0
Granted, Number of Shares		1,955,072
Forfeited, Number of Shares		(105,130)
Ending Balance, Number of Shares		1,849,942
Granted, Weighted Average Grant Date Fair Value per Share		$ 3.53
Forfeited, Weighted Average Grant Date Fair Value per Share		3.54
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 3.53